Sales - Trade receivables - Segments - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net trade receivables	€ 5,295	€ 5,153	€ 5,175	€ 4,964	€ 4,876
Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Net trade receivables	€ 5,295		€ 5,175	€ 4,964